Prepaid and Other Current Assets (Tables)	3 Months Ended
Mar. 31, 2023
Prepaid and Other Current Assets [Abstract]
Schedule of prepaid and other current assets
	March 31,	December 31,
	2023	2022
Prepaid insurance	$561,033	$624,033
Other prepaid expense	80,607	55,356
Security deposit	109,112	122,570
	$750,752	$801,959